Loss per share (Tables)	12 Months Ended
Dec. 31, 2023
Schedule of loss per share
	December 31, 2023	December 31, 2022	December 31, 2021
	#	#	#
Warrants	10,324,043	6,482,093	6,956,795
Share Options	2,460,615	418,529	3,224,859
PSUs	—	2,420,104	—
	12,784,658	9,320,726	10,181,654